UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21153

        Nuveen Maryland Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:          2/28/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI) February 28, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.1% (1.5% of Total Investments)
$ 220	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993,	No Opt. Call	B	$206,081
	5.350%, 4/01/08
1,000	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	1,079,200
	9/01/39 – XLCA Insured
380	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	400,376
	5.875%, 9/01/39

1,600	Total Consumer Discretionary			1,685,657

	Consumer Staples – 3.6% (2.4% of Total Investments)
2,730	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	2,797,786
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 13.3% (9.0% of Total Investments)
225	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	237,454
	Series 2002, 5.125%, 9/01/22
625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	654,388
	Series 2006, 5.625%, 9/01/38
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
100	5.750%, 9/01/25	3/10 at 101.00	BBB–	104,674
100	5.800%, 9/01/30	3/10 at 101.00	BBB–	104,463
690	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	725,459
	Series 2004, 5.250%, 4/01/34
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	649,894
	Series 2004, 5.125%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/12 at 100.00	AA	1,041,540
	University, Series 2002A, 5.000%, 7/01/32
525	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	551,187
	High School, Series 2005A, 6.000%, 5/01/35
1,000	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	AAA	1,054,240
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/32 – FGIC Insured
985	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B, 4.625%,	4/11 at 100.00	AA	1,009,655
	4/01/21
2,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2002A, 5.125%,	4/12 at 100.00	AA	2,131,080
	4/01/22
	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
1,000	5.000%, 4/01/15	4/13 at 100.00	AA	1,076,720
1,000	5.000%, 4/01/19	4/13 at 100.00	AA	1,068,500

9,875	Total Education and Civic Organizations			10,409,254

	Health Care – 17.8% (12.1% of Total Investments)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/08 at 101.00	AAA	1,039,900
	Medical Center, Series 1998, 5.125%, 7/01/33 – FSA Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	826,964
	Hospital, Series 2004, 5.500%, 7/01/36
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	1,322,525
	General Hospital, Series 2002, 5.800%, 7/01/32
870	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	AA	897,179
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	722,106
	Hospital, Series 2002, 5.125%, 7/01/35
800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	817,040
	Medical Center, Series 2001, 5.000%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/11 at 100.00	AA–	1,040,140
	Hospital, Series 2001, 5.000%, 5/15/21
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	1,042,500
	Institute, Series 2003, 5.500%, 7/01/33
725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	753,877
	System, Series 2004A, 5.125%, 7/01/34
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	954,909
	Series 2004, 5.375%, 8/15/24
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	A–	676,046
	Center, Series 2001, 5.625%, 7/01/31
1,845	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/12 at 100.00	A3	1,968,246
	Cecil County, Series 2002, 5.625%, 7/01/32
775	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds,	1/13 at 101.00	Baa2	832,668
	Adventist Healthcare, Series 2003A, 5.750%, 1/01/25
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
350	5.375%, 7/01/14	7/06 at 100.00	B3	316,743
900	5.300%, 7/01/24	7/06 at 100.00	B3	752,175

13,540	Total Health Care			13,963,018

	Housing/Multifamily – 14.0% (9.5% of Total Investments)
980	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%,	7/12 at 100.00	Aa2	987,624
	7/01/32 (Alternative Minimum Tax)
1,250	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	Ba2	1,285,275
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt
	University Village, Series 2001:
20	5.875%, 7/01/21 – ACA Insured	7/11 at 101.00	A	21,593
150	6.000%, 7/01/33 – ACA Insured	7/11 at 101.00	A	161,714
	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development
	Bonds, Series 2002B:
515	5.100%, 7/01/33 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	523,075
3,000	5.200%, 7/01/44 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	3,047,220
4,860	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue	11/12 at 100.00	AAA	4,972,217
	Bonds, Fairview and Hillside Projects, Series 2002A, 4.700%, 11/20/22

10,775	Total Housing/Multifamily			10,998,718

	Industrials – 1.3% (0.9% of Total Investments)
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,011,490
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care – 0.6% (0.4% of Total Investments)
280	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington	4/11 at 101.00	N/R	255,517
	Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23
	Prince George’s County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community
	Inc., Series 1994A:
40	5.625%, 4/01/09	4/06 at 100.00	N/R	36,761
140	6.000%, 4/01/13	4/06 at 100.00	N/R	127,910
38	Prince George’s County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community	4/16 at 100.00	N/R	38,003
	Inc., Series 1994B, 8.000%, 4/01/16

498	Total Long-Term Care			458,191

	Tax Obligation/General – 22.8% (15.5% of Total Investments)
1,000	Annapolis, Maryland, General Obligation Public Improvement Refunding Bonds, Series 2002,	4/12 at 101.00	AA	1,034,270
	4.375%, 4/01/17
1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	1,084,420
1,000	Calvert County, Maryland, General Obligation Public Improvement Bonds, Series 2002, 4.500%,	1/12 at 101.00	AA	1,044,610
	1/01/16
380	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	416,123
1,260	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	1/12 at 101.00	AA	1,310,098
	2002, 4.400%, 1/15/16
500	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006, 5.000%,	No Opt. Call	AA	560,095
	11/01/20
245	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community	7/10 at 102.00	AA	265,360
	Development Authority, Series 2001A, 5.600%, 7/01/20 – RAAI Insured
	Frederick, Maryland, General Obligation Bonds, Series 2005:
710	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	776,534
535	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	583,632
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AA	1,079,250
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,500	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	1,642,560
1,440	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,584,864
	2005A, 5.000%, 7/01/15
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	10/13 at 100.00	AA	1,072,660
	Series 2003A, 5.000%, 10/01/17
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AA	1,076,370
	Series 2004C, 5.000%, 12/01/11
1,000	St. Mary’s County, Maryland, General Obligation Hospital Bonds, Series 2002, 5.000%, 10/01/12	No Opt. Call	AA–	1,080,860
25	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/11 at 101.00	AAA	26,700
	General Obligation Construction Bonds, Second Series 2001, 5.000%, 6/01/17
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	1,088,010
	Sewerage Disposal Bonds, Series 2004, 5.000%, 6/01/13
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,096,710
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,096,710
	Water Supply Bonds, Series 2005, 5.000%, 6/01/16

16,595	Total Tax Obligation/General			17,919,836

	Tax Obligation/Limited – 33.1% (22.5% of Total Investments)
750	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A, 5.350%,	1/15 at 101.00	N/R	763,905
	7/01/34
1,000	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+	1,077,230
	Series 2003A, 5.000%, 5/01/15
450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	467,199
	5.750%, 7/01/34
5,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	5,689,200
	5.500%, 2/01/16
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	1,084,820
	5.000%, 5/01/13
2,200	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	2,278,628
	Headquarters Building, Series 2002, 4.750%, 6/01/22
450	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	484,353
	Parking Garage, Series 2002A, 5.000%, 9/15/13
2,935	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Wayne Avenue	9/12 at 100.00	AA+	3,187,381
	Parking Project, Series 2002A, 5.250%, 9/15/16
	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center
	Facilities, Series 2003:
1,465	5.000%, 6/15/21	6/13 at 100.00	AA+	1,557,031
1,620	5.000%, 6/15/23	6/13 at 100.00	AA+	1,721,768
710	Montgomery County, Maryland, Lease Revenue Bonds, College of Arts Center Project, Series	5/15 at 100.00	A1	761,049
	2005A, 5.000%, 5/01/18
460	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	467,972
	2005, 5.200%, 7/01/34
575	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	585,293
	2005, 5.250%, 7/01/35
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series
	2002G:
1,000	5.250%, 7/01/17	7/12 at 100.00	BBB	1,058,150
1,205	5.250%, 7/01/20	7/12 at 100.00	BBB	1,276,794
1,275	5.250%, 7/01/21	7/12 at 100.00	BBB	1,350,965
1,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AAA	1,124,580
	5.125%, 6/01/24 – AMBAC Insured
235	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	BBB–	250,362
	5.500%, 8/01/29
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	811,244
	5.500%, 7/01/19 – MBIA Insured

24,030	Total Tax Obligation/Limited			25,997,924

	Transportation – 0.6% (0.5% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Medical Institution, Series 2004B:
190	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	AAA	205,426
175	5.000%, 7/01/14 – AMBAC Insured	No Opt. Call	AAA	190,080

365	Total Transportation			395,506

	U.S. Guaranteed – 26.7% (18.2% of Total Investments) (4)
10	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvements,	5/09 at 101.00	AA+ (4)	10,572
	Series 1999, 5.000%, 5/15/19 (Pre-refunded 5/15/09)
2,115	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	8/12 at 100.00	AAA	2,321,403
	2002, 5.250%, 8/01/17 (Pre-refunded 8/01/12)
100	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 1999, 5.250%,	7/09 at 101.00	AAA	106,670
	7/01/17 (Pre-refunded 7/01/09)
	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
1,830	5.000%, 11/01/20 (Pre-refunded 11/01/12)	11/12 at 101.00	AA (4)	1,998,799
2,035	5.000%, 11/01/21 (Pre-refunded 11/01/12)	11/12 at 101.00	AA (4)	2,222,708
2,500	5.000%, 11/01/22 (Pre-refunded 11/01/12)	11/12 at 101.00	AA (4)	2,730,600
1,210	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2001A, 4.750%, 2/15/19	2/09 at 101.00	AAA	1,267,669
	(Pre-refunded 2/15/09)
1,215	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A,	8/12 at 100.00	AAA	1,316,671
	5.000%, 8/15/15 (Pre-refunded 8/15/12)
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	AAA	53,830
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
1,080	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	1,250,932
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
2,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	2/12 at 101.00	AAA	2,173,500
	2002A, 5.000%, 2/01/20 (Pre-refunded 2/01/12)
3,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,794,035
	5.500%, 10/01/40 (ETM)
700	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	Aaa	769,279
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
880	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/30	7/11 at 100.00	AAA	947,971
	(Pre-refunded 7/01/11) – FSA Insured

19,225	Total U.S. Guaranteed			20,964,639

	Utilities – 7.1% (4.8% of Total Investments)
1,250	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	1,267,288
	7.400%, 9/01/19 (Alternative Minimum Tax)
4,025	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	4,298,056
	FSA Insured

5,275	Total Utilities			5,565,344

	Water and Sewer – 4.0% (2.7% of Total Investments)
2,570	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%,	7/12 at 100.00	AAA	2,684,259
	7/01/42 – FGIC Insured
430	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	473,302
	2005A, 5.000%, 9/01/15

3,000	Total Water and Sewer			3,157,567

$ 108,508	Total Investments (cost $112,298,475) – 147.0%			115,324,924

	Other Assets Less Liabilities – 2.7%			2,151,354

	Preferred Shares, at Liquidation Value – (49.7)%			(39,000,000)

	Net Assets Applicable to Common Shares – 100%			$78,476,278

Forward Swaps outstanding at February 28, 2006:
				Floating Rate
		Fixed Rate	Fixed Rate	Received	Floating Rate			Unrealized
	Notional	Paid by the Fund	Payment	by the Fund	Payment	Effective	Terminiation	Appreciation
Counterparty	Amount	(annualized)	Frequency	Based On	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$ 1,600,000	4.013%	Quarterly	BMA	Quarterly	9/14/06	9/14/26	$ (1,242)
Merrill Lynch	2,900,000	4.021	Quarterly	BMA	Quarterly	9/21/06	9/21/26	(4,851)

								$ (6,093)

BMA - The daily arithmetic average of the weekly BMA (Bond Market Association) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Investment is not rated.
(ETM)	Investment is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was $112,519,201.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

Gross unrealized:
Appreciation	$3,345,183
Depreciation	(539,460)

Net unrealized appreciation (depreciation) of investments	$2,805,723

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 28, 2006

* Print the name and title of each signing officer under his or her signature.